As filed with the Securities and Exchange Commission on September 27, 2024

Securities Act Registration No. 333-196273

Investment Company Act Registration No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 188	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 189	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1850 Mt. Diablo Blvd., Suite 640, Walnut Creek, CA 94596

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Daphne G. Frydman

Chief Legal Officer

USCF Advisers LLC

1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Name and Address of Agent for Service)

Copy to:

Cynthia R. Beyea

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Phone: (202) 261-3300

Facsimile: (202) 261-3333

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 27, 2024 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 188 to the Registration Statement of USCF ETF Trust (the “Trust”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until October 27, 2024 the effectiveness of the registration statement filed in Post-Effective Amendment No. 138 on November 4, 2022 pursuant to paragraph (a) of Rule 485 under the Securities Act to add the USCF Metals Commodity Strategy Fund to the Trust. This Post-Effective Amendment No. 188 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 138.

PART C
OTHER INFORMATION

USCF ETF Trust

Item 28. Exhibits

(a)	(1)	Amended and Restated Certificate of Trust of USCF ETF Trust(2)

(2)	Amended and Restated Declaration of Trust of USCF ETF Trust(2)

(b)	Bylaws of USCF ETF Trust(11)

(c)	See Article 4, Article 8, Section 9.3, and Section 10.3 of USCF ETF Trust’s Amended and Restated Declaration of Trust, dated June 16, 2014, filed as Exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 27, 2014

(d)	(1)	Investment Advisory Agreement by and between USCF ETF Trust and USCF Advisers LLC, dated as of April 10, 2018(15)

(2)	Investment Advisory Agreement by and between USCF Cayman Commodity 2 and USCF Advisers LLC, dated as of April 18, 2018(4)

(3)	Sub-Advisory Agreement by and between USCF Advisers LLC and SummerHaven Investment Management, LLC, dated as of May 29, 2020, on behalf of the USCF Cayman Commodity 2(7)

(4)	Sub-Advisory Agreement by and between USCF Advisers LLC and Miller/Howard Investments, Inc., dated as of February 18, 2021(11)

(5)	Investment Advisory Agreement by and between USCF Cayman Commodity 4 and USCF Advisers LLC, dated as of June 1, 2021(10)

(6)	Sub-Advisory Agreement by and between USCF Advisers LLC and SummerHaven Investment Management, LLC, dated as of September 20, 2021, on behalf of USCF Gold Strategy Plus Income Fund(10)

(7)	Sub-Advisory Agreement by and between USCF Advisers LLC and SummerHaven Investment Management, LLC, dated as of September 20, 2021, on behalf of USCF Cayman Commodity 4(10)

(8)	Investment Advisory Agreement by and between USCF Cayman Commodity 5 and USCF Advisers LLC, dated as of September 1, 2022(12)

(9)	Investment Advisory Agreement by and between USCF Cayman Commodity 3 and USCF Advisers LLC, dated as of February 1, 2023(13)

(10)	Investment Advisory Agreement by and between USCF Cayman Commodity 7 and USCF Advisers LLC(14)

(11)	Investment Advisory Agreement by and between USCF Cayman Commodity 8 and USCF Advisers LLC(15)

(e)	(1)	Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of April 16, 2018(5)

(2)	Amendment No. 1 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of April 25, 2018(7)

(3)	Amendment No. 2 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of October 1, 2018(7)

(4)	Amendment No. 3 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of December 10, 2018(6)

(5)	Amendment No. 4 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of May 6, 2020(7)

(6)	Amendment No. 5 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of February 18, 2021(9)

(7)	Amendment No. 6 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of May 6, 2021(9)

(8)	Amendment No. 7 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc. dated as of February 22, 2022(11)

(9)	Amendment No. 8 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc. dated as of May 27, 2022(11)

(10)	Amendment No. 9 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc. dated as of August 3, 2022(11)

(11)	Amendment No. 10 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of December 1, 2022(12)

(12)	Amendment No. 11 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of May 15, 2023(14)

(13)	Amendment No. 12 to the Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of September 21, 2023(15)

(f)	Not Applicable

(g)	(1)	Custody Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and USCF Cayman Commodity 2, dated March 26, 2020(7)

(2)	Foreign Custody Manager Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and USCF Cayman Commodity 2, dated March 26, 2020(7)

(3)	Amendment to Custody Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and subsidiaries, dated May 18, 2022(11)

(4)	Amendment to Custody Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and subsidiaries, dated September 15, 2023(15)

(5)	Amendment to Foreign Custody Manager Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of series and subsidiaries, dated September 15, 2023(15)

(h)	(1)	Services and Licensing Agreement by and between USCF Advisers LLC and SummerHaven Index Management, LLC, dated as of April 20, 2018(4)

(2)	Fund Administration and Accounting Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and USCF Cayman Commodity 2, dated March 26, 2020(7)

(3)	Transfer Agency and Service Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series, dated March 26, 2020(7)

(4)	Management Fee Waiver Letter Agreement by and between USCF Advisers LLC and USCF ETF Trust, dated as of September 21, 2023, on behalf of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund and the USCF Sustainable Battery Metals Strategy Fund(16)

(5)	Amendment to Fund Administration and Accounting Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series, USCF Cayman Commodity 2 and USCF Cayman Commodity 3, dated May 18, 2022(11)
(6)	Management Fee Waiver Letter Agreement by and between USCF Advisers LLC and USCF ETF Trust on behalf of USCF Sustainable Commodity Strategy Fund, dated March 21, 2023(16)
(7)	Amendment to Fund Administration and Accounting Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and subsidiaries, dated October 24, 2022(12)
(8)	Amendment to Fund Administration and Accounting Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and subsidiaries, dated September 15, 2023(15)
(9)	Amendment to Transfer Agency and Service Agreement between The Bank of New York Mellon and USCF ETF Trust on behalf of itself and each of its series and subsidiaries, dated September 15, 2023(15)

(i)	(1)	Opinion of Legal Counsel(2)
	(2)	Consent of Dechert LLP*
(j)	(1)	Consent of Independent Registered Public Accounting Firm*
	(2)	Consent of Former Independent Registered Public Accounting Firm*
(k)		Not Applicable
(l)		Form of Initial Capital Agreement(2)
(m)		Not Applicable
(n)		Not Applicable
(o)		Reserved
(p)	(1)	Code of Ethics of USCF ETF Trust and USCF Advisers LLC(2)

	(2)	Code of Ethics of ALPS Distributors, Inc.(2)

	(3)	Code of Ethics of Miller/Howard Investments, Inc.(8)

	(4)	Code of Ethics of SummerHaven Investment Management, LLC(8)

(q)	(1)	Power of Attorney (for all Trustees except Robyn L. Alexander)(3)

	(2)	Power of Attorney (for Robyn L. Alexander) (1)

(1)		Filed herewith.
(2)		Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 27, 2014.
(3)		Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on October 21, 2016.
(4)		Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on April 24, 2018.
(5)		Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registration Statement filed on October 29, 2018.
(6)		Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registration Statement filed on October 28, 2019.
(7)		Incorporated herein by reference to Post-effective Amendment No. 93 to the Registration Statement filed on October 27, 2020.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on March 17, 2021.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registration Statement filed on October 26, 2021.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 119 to the Registration Statement filed on October 27, 2021.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 136 to the Registration Statement filed on October 27, 2022.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 143 to the Registration Statement filed on January 3, 2023.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 155 to the Registration Statement filed on April 24, 2023.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 165 to the Registration Statement filed on July 31, 2023.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 170 to the Registration Statement filed on September 26, 2023.
(16)	Incorporated herein by reference to Post-Effective Amendment No. 173 to the Registration Statement filed on October 27, 2023.

* To be filed by post-effective amendment.

Item 29. Persons Controlled By or Under Common Control with Registrant

The Registrant wholly-owns and controls the following Cayman Islands subsidiaries: USCF Cayman Commodity 2, wholly-owned subsidiary of USCF SummerHaven Dynamic Comodity Strategy No K-1 Fund; USCF Cayman Commodity 3, wholly-owned subsidiary of USCF Energy Commodity Strategy Absolute Return Fund; USCF Cayman Commodity 4, wholly-owned subsidiary of USCF Gold Strategy Plus Income Fund; USCF Cayman Commodity 5, wholly-owned subsidiary of USCF Sustainable Battery Metals Strategy Fund; USCF Cayman Commodity 7, wholly- owned subsidiary of USCF Sustainable Commodity Strategy Fund; and USCF Cayman Commodity 8, wholly-owned subsidiary of USCF Aluminum Strategy Fund. Reference is made to the captions “Principal Investment Strategies of the Fund” and “Management of the Subsidiary” in each Fund’s Prospectus.

Item 30. Indemnification

Reference is made to Article 9 of the Registrant’s Amended and Restated Declaration of Trust, which is incorporated herein by reference. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (also referred to as the “Trust” or “USCF ETF Trust”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a)  For any liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b)  With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)  In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Amended and Restated Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Amended and Restated Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Amended and Restated Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section

8.5 of the Amended and Restated Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Amended and Restated Declaration of Trust, provided that either:

(a)  Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

Reference is made to the caption “Management” in the Prospectuses included in this Registration Statement.

USCF Advisers LLC

USCF Advisers LLC is located at 1850 Mt. Diablo Blvd., Suite 640 Walnut Creek, CA 94596. The information as to the directors and officers of USCF Advisers LLC is set forth in USCF Advisers LLC’s Form ADV filed with the SEC (File No. 801-79985), as amended through the date hereof, and is incorporated herein by reference.

SummerHaven Investment Management, LLC

SummerHaven Investment Management, LLC is located at 1286 East Main Street, Fourth Floor, Stamford, CT 06902. The information as to the directors and officers of SummerHaven Investment Management, LLC is set forth in SummerHaven Investment Management, LLC’s Form ADV filed with the SEC (File No. 801-111663), and amended through the date hereof, and is incorporated herein by reference.

Miller/Howard Investments, Inc.

Miller/Howard Investments, Inc., is located at The Fuller Building, 45 Pine Grove Ave, Suite 301, Kingston, NY 12401. The information as to the directors and officers of Miller/Howard Investments, Inc., is set forth in Miller/Howard Investments, Inc.’s Form ADV filed with the SEC ((File No. 801-28170), and amended through the date hereof, and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

abrdn ETFs

Accordant ODCE Index Fund

Alpha Alternative Assets Fund

ALPS Series Trust

Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Axonic Alternative Income Fund

Axonic Funds

Barings Private Equity Opportunities and Commitments Fund

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Brandes Investment Trust

Bridge Builder Trust

Cambria ETF Trust

Centre Funds

CION Ares Diversified Credit Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

CRM Mutual Fund Trust

DBX ETF Trust

Emerge ETF Trust

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

FS Credit Income Fund

FS Energy Total Return Fund

FS Multi-Alternative Income Fund

FS Series Trust

FS MVP Private Markets Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Hartford Funds NextShares Trust

Heartland Group, Inc.

IndexIQ Active ETF Trust

IndexIQ ETF Trust

Investment Managers Series Trust II (AXS-Advised Funds)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Meridian Fund, Inc.

Natixis ETF Trust

Natixis ETF Trust II

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sprott Funds Trust

Stone Ridge Longevity Risk Premium Fixed Income Trust

Stone Ridge Trust

Stone Ridge Trust II

Stone Ridge Trust IV

Stone Ridge Trust V

Stone Ridge Trust VIII

The Arbitrage Funds

Thrivent ETF Trust

USCF ETF Trust

Valkyrie ETF Trust II

Wasatch Funds

WesMark Funds

Wilmington Funds

X-Square Balanced Fund

X-Square Series Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director and Chief Compliance Officer	None

Brian Schell **	Vice President and Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel and Assistant Secretary	None

Eric Theroff^	Assistant Secretary	None
Adam Girard	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

*** The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

^ The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105

(c)	:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation
ALPS Distributors, Inc.	0	0	0	0

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

USCF Advisers LLC

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

SummerHaven Investment Management, LLC

1286 East Main Street, 4th Floor

Stamford, CT 06902

Miller/Howard Investments, Inc.

The Fuller Building

45 Pine Grove Ave, Suite 301

Kingston, NY 12401

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 188 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Walnut Creek of the State of California on this 27th day of September 2024.

USCF ETF TRUST
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer, Secretary, and Trustee	September 27, 2024
Stuart P. Crumbaugh

/s/ John P. Love	President, Principal Executive Officer, Chairman, and Trustee	September 27, 2024
John P. Love

*	Independent Trustee	September 27, 2024
Robyn L. Alexander

*	Independent Trustee	September 27, 2024
H. Abram Wilson

*	Independent Trustee	September 27, 2024
Thomas E. Gard

*	Independent Trustee	September 27, 2024
Jeremy Henderson

*	Independent Trustee	September 27, 2024
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
(pursuant to Power of Attorney dated October 13, 2016 for all Trustees other than Robyn L. Alexander and Power of Attorney dated September 12, 2024 for Robyn L. Alexander)

EXHIBIT INDEX

(q)(2)	Power of Attorney (for Robyn L. Alexander)